Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 784	$ 673	$ 2,952	$ 2,735
Short-term lease expense	875	810	3,625	3,358
Amortization of right-of-use assets	79	64	259	237
Interest on lease obligations	7	7	24	21
Total finance lease cost	86	71	283	258
Total lease cost	$ 1,745	$ 1,554	$ 6,860	$ 6,351